Note 3 - Stock-based Compensation - Schedule of Significant Assumptions (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Risk-free interest rate	0.79%	0.22%	1.57%
Expected dividend yield of stock	0.00%	0.00%	0.00%
Expected volatility of stock	32.20%	31.40%	16.80%
Vesting period (in years) (Year)	3 years	3 years	3 years